DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current [Abstract]
Payable for compensation for the Board of Directors and Supervisory Committee	$ 70,368	$ 211,879
Others	4,006	5,490
UT other liabilities	0	674,985
Total	$ 74,374	$ 892,354